Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Office [Member]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Line Items]
Weighted average remaining lease term (in years)	7 years	8 years
Weighted average discount rate	16.93%	16.93%
Cars [Member]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Line Items]
Weighted average remaining lease term (in years)		5 months 8 days
Cash paid for amounts included in the measurement of leases liabilities:
Operating leases cash paid
Lease [Member]
Cash paid for amounts included in the measurement of leases liabilities:
Operating leases cash paid	317	$ 384	$ 343
right-of-use assets obtained in exchange for lease obligations: (non-cash)
Operating leases right-of-use assets	$ 186	$ 219	$ 252
Lease [Member] | Minimum [Member]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Line Items]
Weighted average discount rate	18.00%	18.00%
Lease [Member] | Maximum [Member]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Line Items]
Weighted average discount rate	26.00%	26.00%